UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08953
Highland Floating Rate Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: May 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) — 62.3%
AEROSPACE — 2.5%
	AWAS Capital, Inc.
5,319,551	First Lien Term Loan, 3.00%, 03/24/13	4,189,147
1,107,305	Second Lien Term Loan, 7.25%, 03/15/13	476,141
	Continental Airlines, Inc.
285,714	Tranche A-1 Term Loan, 4.64%, 06/01/11	204,286
714,286	Tranche A-2 Term Loan, 4.64%, 06/01/11	510,714
	Delta Air Lines, Inc.
4,410,000	Credit-Linked Deposit Loan, 2.29%, 04/30/12	3,814,650
982,500	Second Lien Term Loan, 3.66%, 04/30/14	643,538
	IAP Worldwide Services, Inc.
1,809,586	First Lien Term Loan, PIK, 9.25%, 12/30/12	1,100,835
	US Airways Group, Inc.
8,197,753	Term Loan, 2.81%, 03/21/14	4,576,108

		15,515,419

BROADCASTING — 4.3%
	All3Media Intermediate Ltd.
2,883,246	Facility B1, 3.05%, 08/31/14	1,838,070
	ComCorp Broadcasting, Inc.
228,545	Revolving Loan, 7.75%, 10/03/12 (b) (c)	124,854
2,285,452	Term Loan, 7.75%, 04/03/13 (b) (c)	1,248,542
	FoxCo Acquisition Sub, LLC
3,591,651	Term Loan, 6.51%, 07/14/15	2,343,552
	Univision Communications, Inc.
17,443,254	Initial Term Loan, 2.57%, 09/29/14	12,112,160
	Young Broadcasting, Inc.
19,520,239	Term Loan, 4.75%, 11/03/12 (d)	9,003,710

		26,670,888

CABLE/WIRELESS VIDEO — 7.7%
	Broadstripe, LLC
44,334,629	First Lien Term Loan, PIK, 9.25%, 06/30/11 (b) (d)	37,631,233
1,428,203	Revolver, 9.75%, 06/30/11 (b) (d)	1,212,259
	Charter Communications Operating, LLC
2,250,000	New Term Loan, 03/05/14 (e)	1,950,008
	Northland Cable Television, Inc.
4,837,500	First Lien Term Loan B, 4.37%, 12/22/12	3,265,313
4,000,000	Second Lien Term Loan, 8.32%, 06/22/13	2,200,000
	Virgin Media Investment Holdings Ltd.
2,205,300	B4 Facility, 3.10%, 09/03/12	2,117,088

		48,375,901

Principal Amount ($)		Value ($)
CHEMICALS — 0.6%
	Ashland, Inc.
1,489,529	Term B Borrowing, 7.65%, 05/13/14	1,496,977
	Nalco Co.
2,000,000	Term Loan, 6.50%, 05/13/16	2,008,750

		3,505,727

CONSUMER NON-DURABLES — 0.1%
	BioTech Research Labs/Philosophy Merger Sub, Inc.
951,004	First Lien Term Loan, 2.32%, 03/16/14	488,179

DIVERSIFIED MEDIA — 2.2%
	Cydcor, Inc.
3,029,468	First Lien Tranche B Term Loan, 9.00%, 02/05/13	2,423,574
	DTN, Inc.
1,644,258	Tranche C Term Loan, 5.87%, 03/10/13	1,451,058
	Endurance Business Media, Inc.
2,000,000	Second Lien Term Loan, 9.25%, 01/26/14 (d)	600,000
2,742,230	Term Loan, 4.75%, 07/26/13 (d)	1,645,338
	Metro-Goldwyn-Mayer, Inc.
4,312,716	Tranche B Term Loan, 3.57%, 04/09/12	2,504,070
2,000,000	Tranche B-1 Term Loan, 3.57%, 04/09/12 (e)	1,161,250
	Regal Cinemas Corp.
2,885,029	New Term Loan, 4.97%, 10/27/13 (e)	2,779,091
	Wallace Theater Corp.
1,850,564	First Lien Term Loan, 5.50%, 07/31/09	1,517,462

		14,081,843

ENERGY — 1.2%
	Coffeyville Resources, LLC
486,146	Funded Letter of Credit, 8.75%, 12/28/10	436,073
1,561,857	Tranche D Term Loan, 8.75%, 12/30/13	1,400,986
	Monitor US Finco, Inc.
919,772	Second Lien Term Loan, 17.20%, 01/11/15 (b) (d)	18,763
	Panda Hereford Ethanol, L.P.
1,000,000	Tranche A Term Loan, 11.00%, 07/28/13 (d)	225,000
	Resolute Aneth, LLC
4,000,000	Second Lien Term Loan, 5.54%, 06/26/13	2,500,000
	Value Creation, Inc.
8,124,939	Term Loan, PIK, 12.50%, 02/15/10	3,046,852

		7,627,674

FINANCIAL — 0.2%
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 5.82%, 05/01/13 (d)	312,500
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FINANCIAL (continued)
	Online Resources Corp.
850,000	Term Loan, 2.82%, 02/21/12	646,000

		958,500

FOOD/TOBACCO — 5.3%
	Aramark Canada Ltd.
3,910,000	Canadian Term Loan, 3.10%, 01/26/14	3,401,700
	Dole Food Co., Inc.
366,262	Credit Linked Deposit, 8.00%, 04/12/13 (e)	366,393
641,913	Tranche B Term Loan, 7.96%, 04/12/13 (e)	642,144
	DS Waters of America, Inc.
2,765,833	Term Loan, 2.57%, 10/29/12	2,302,556
	Pinnacle Foods Finance, LLC
4,912,500	Term Loan, 3.07%, 04/02/14	4,227,845
	Solvest, Ltd.
2,391,825	Tranche C Term Loan, 8.00%, 04/12/13 (e)	2,392,686
	Sturm Foods, Inc.
4,962,025	Initial First Lien Term Loan, 3.62%, 01/31/14	4,283,865
	Wm Wrigley Jr. Co.
15,602,500	Tranche B Term Loan, 6.50%, 09/30/14	15,667,250

		33,284,439

FOREST PRODUCTS/CONTAINERS — 0.1%
	Boise Paper Holdings, LLC
1,000,000	Second Lien Term Loan, 9.25%, 02/23/15	653,335

GAMING/LEISURE — 5.1%
	Fontainebleau Florida Hotel, LLC
9,000,000	Tranche C Term Loan, 7.33%, 06/06/12	5,850,000
	Ginn LA Conduit Lender, Inc.
8,648,045	First Lien Tranche A Credit-Linked Deposit, 7.75%, 06/08/11 (d) (f)	1,037,765
18,530,803	First Lien Tranche B Term Loan, 7.75%, 06/08/11 (d) (f)	2,223,696
	Kuilima Resort Co.
524,547	First Lien Term Loan, 8.75%, 09/30/10 (d)	—
	Lake at Las Vegas Joint Venture
12,527,233	Revolving Loan Credit-Linked Deposit Account, 14.35%, 06/20/12 (d)	250,545
14,098,694	Term Loan DIP, PIK, 9.82%, 07/16/09	13,041,292
121,423,972	Term Loan, PIK, 06/20/12 (d)	1,983,211

Principal Amount ($)		Value ($)
GAMING/LEISURE (continued)
	Tamarack Resort, LLC
280,618	Term Loan, 18.00%, 04/17/11	280,793
2,697,248	Tranche A Credit-Linked Deposit, 2.60%, 05/19/11 (d)	1,078,899
3,985,183	Tranche B Term Loan, 8.25%, 05/19/11 (d)	1,594,073
	WAICCS Las Vegas 3, LLC
8,500,000	First Lien Term Loan, 3.82%, 07/30/09	3,825,000
5,000,000	Second Lien Term Loan, 9.32%, 07/30/09	750,000

		31,915,274

HEALTHCARE — 14.0%
	Aveta, Inc.
1,376,327	MMM Original Term Loan, 5.82%, 08/22/11	1,174,179
204,460	NAMM New Term Loan, 5.82%, 08/22/11	174,430
368,427	NAMM Original Term Loan, 5.82%, 08/22/11	314,314
1,127,931	PHMC Acquisition Term Loan, 5.82%, 08/22/11	962,266
	CCS Medical, Inc.
28,315,213	First Lien Term Loan, 4.97%, 09/30/12 (d)	14,346,469
4,750,000	Second Lien Term Loan, 9.22%, 03/30/13 (d)	896,563
	Fenwal, Inc.
570,407	Delayed Draw First Lien Term Loan, 2.92%, 02/28/14	436,361
3,353,990	Initial First Lien Term Loan, 2.92%, 02/28/14	2,574,187
	Graceway Pharmaceuticals, LLC
4,500,000	Mezzanine Loan, 8.57%, 11/01/13	1,125,000
	HCA, Inc.
786,063	Tranche A-1 Term Loan, 2.97%, 11/17/12	708,439
15,843,387	Tranche B-1 Term Loan, 3.47%, 11/18/13	14,182,050
	HealthSouth Corp.
3,000,000	Term Loan, 2.57%, 03/10/13 (e)	2,777,505
	IM US Holdings, LLC
6,121,829	First Lien Term Loan, 3.84%, 06/26/14	5,697,127
1,000,000	Second Lien Term Loan, 4.57%, 06/26/15	907,500
	LifeCare Holdings
16,044,427	Term Loan, 5.29%, 08/10/12	9,546,434
	Mylan, Inc.
8,010,984	U.S. Tranche B Term Loan, 4.33%, 10/02/14	7,638,513
	Nyco Holdings 3 ApS
1,107,956	Facility B2, 3.47%, 12/29/14	901,599
1,107,956	Facility C2, 4.22%, 12/29/15	906,945
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
HEALTHCARE (continued)
	Talecris Biotherapeutics Holdings Corp.
17,577,772	First Lien Term Loan, 4.42%, 12/06/13	16,259,439
7,500,000	Second Lien Term Loan, 7.42%, 12/06/14	6,625,013

		88,154,333

HOUSING — 2.7%
	Custom Building Products, Inc.
1,127,452	First Lien Term Loan, 8.00%, 10/29/11	959,744
	Giraffe Intermediate, LLC
2,143,382	Mezzanine Note A-1, 2.10%, 08/09/10 (b)	1,443,997
	Kyle Acquisition Group LLC
1,142,857	Facility B, 6.00%, 07/20/09 (d)	100,949
857,143	Facility C, 6.00%, 07/20/11 (d)	75,711
	LBREP/L-Suncal Master I, LLC
4,843,945	First Lien Term Loan, 5.50%, 01/18/10 (d)	24,220
	LNR Property Corp.
1,760,000	Tranche A-1 Term Loan, 3.82%, 07/12/10	949,309
	MPH Mezzanine II, LLC
4,500,000	Mezzanine 2B, 8.28% (b) (d)	—
	MPH Mezzanine III, LLC
2,850,000	Mezanine 3, 9.28% (b) (d)	—
	MPO Intermediate LLC
606,618	Mezzanine Note A-1, 2.10%, 08/09/09 (b)	408,678
	November 2005 Land Investors, LLC
1,117,890	First Lien Term Loan, 10.25%, 05/09/11	558,945
	Pacific Clarion, LLC
9,901,146	Term Loan, 15.00%, 01/23/10 (b) (d) (g)	1,001,006
	Rhodes Cos., LLC, The
2,909,503	First Lien Term Loan PIK, 13.75%, 11/21/10 (d)	800,113
	Roofing Supply Group, LLC
1,899,572	Term Loan, 7.25%, 08/24/13	1,434,177
	Westgate Investments, LLC
17,701,459	Senior Secured Loan, PIK, 15.00%, 09/25/10 (d) (g)	6,195,510
6,929,854	Third Lien Term Loan, PIK, 18.00%, 06/30/15 (d) (g) (h)	692,985
	Weststate Land Partners, LLC
4,000,000	First Lien Term Loan, 5.50% (d)	1,400,000
	Withers Preserve MB-I
1,694,876	B-Note, 5.90%, 07/01/09 (b)	1,153,194

		17,198,538

Principal Amount ($)		Value ($)
INFORMATION TECHNOLOGY — 1.9%
	Aspect Software, Inc.
1,000,000	Second Lien Term Loan, 7.38%, 07/11/12	340,000
	Bridge Information Systems, Inc.
461,085	Multidraw Term Loan, 10.00%, 07/07/13 (d) (f)	6,916
	Brocade Communications Systems, Inc.
2,000,000	Term Loan, 7.00%, 10/07/13	1,981,660
	Infor Enterprise Solutions Holdings, Inc.
1,587,271	Delayed Draw Term Loan, 4.07%, 07/30/12	1,202,358
3,042,269	Initial U.S. Term Loan, 4.07%, 07/30/12	2,304,519
	SunGard Data Systems, Inc.
4,975,000	Incremental Term Loan, 6.75%, 02/28/14	4,927,738
	Verint Systems, Inc.
1,833,782	Term Loan, 3.59%, 05/25/14	1,412,012

		12,175,203

MANUFACTURING — 0.6%
	Brand Energy & Infrastructure Services, Inc.
2,940,000	First Lien Term Loan B, 3.24%, 02/07/14	2,447,550
	Hillman Group, Inc.
1,378,310	Term B Loan, 3.85%, 03/31/11	1,254,262
	Stanadyne Corp.
325,566	Term Loan, 3.82%, 08/06/10	317,426

		4,019,238

METALS/MINERALS — 1.6%
	Euramax International Holdings B.V.
2,166,040	European Second Lien Term Loan, 13.00%, 06/29/13	129,962
	Euramax International, Inc.
4,366,461	Domestic Second Lien Term Loan, 13.00%, 06/29/13	283,820
1,978,490	Domestic Term Loan, 8.75%, 06/29/12	484,730
	Murray Energy Corp.
9,430,460	First Lien Tranche B Term Loan, 6.94%, 01/28/10	9,100,394

		9,998,906

RETAIL — 2.5%
	Blockbuster, Inc.
5,866,392	Tranche B Term Loan, 5.36%, 08/20/11	4,250,671
	Burlington Coat Factory Warehouse Corp.
3,369,984	Term Loan, 2.57%, 05/28/13	2,374,794
	Dollar General Corp.
5,000,000	Tranche B-1 Term Loan, 3.43%, 07/07/14	4,674,100
2,000,000	Tranche B-2 Term Loan, 3.07%, 07/07/14	1,842,090
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
RETAIL (continued)
	Home Interiors & Gifts, Inc.
29,703,961	Proof of Claims (b) (d)	305,951
	Revlon Consumer Products Corp.
1,000,000	Term Loan, 01/15/12 (e)	881,500
	Spirit Finance Corp.
4,500,000	Term Loan, 4.03%, 08/01/13	1,260,000

		15,589,106

SERVICE — 2.1%
	Audio Visual Services Group, Inc.
2,039,800	Second Lien Loan, PIK, 7.72%, 08/28/14	214,179
	NES Rentals Holdings, Inc.
3,451,424	Second Lien Permanent Term Loan, 8.06%, 07/20/13	1,593,402
	Safety-Kleen Systems, Inc.
799,876	Synthetic Letter of Credit, 2.94%, 08/02/13	711,890
2,989,538	Term Loan B, 2.94%, 08/02/13	2,660,689
	Thermo Fluids (Northwest), Inc.
1,023,250	Tranche B Term Loan, 5.71%, 06/27/13	649,764
	Travelport, LLC
10,000,000	New Post-First Amendment & Restatement Synthetic Letter of Credit, 3.97%, 08/23/13	7,470,850

		13,300,774

TELECOMMUNICATIONS — 1.3%
	Consolidated Communications, Inc.
2,000,000	Initial Term Loan, 2.82%, 12/31/14	1,627,500
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.86%, 04/13/15	650,000
	Level 3 Financing, Inc.
700,000	Tranche A Term Loan, 3.16%, 03/13/14	565,359
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,025,205
	NATG Holdings, LLC
882,755	Term Loan A, 6.75%, 01/23/10 (b) (d)	70,620
652,897	Term Loan B-1, 7.25%, 01/23/10 (b) (d)	65,290
72,121	Tranche A Credit-Linked Certificate of Deposit, 6.08%, 01/23/10 (b) (d)	—
	Wind Acquisition Holdings Finance S.A.
4,971,125	Dollar PIK Loan, 8.36%, 12/21/11	4,283,444

		8,287,418

Principal Amount ($)		Value ($)
TRANSPORTATION — AUTOMOTIVE — 1.2%
	Key Safety Systems, Inc.
7,354,912	First Lien Term Loan, 3.26%, 03/08/14	2,804,060
2,000,000	Second Lien Term Loan, 5.78%, 09/08/14	330,000
	Motor Coach Industries International, Inc.
1,869,602	Second Lien Tranche A, 11.75%, 06/30/12 (b)	1,617,766
1,151,868	Second Lien Tranche B, 11.75%, 06/30/12 (b)	996,712
	Remy International, Inc.
2,929,291	First Lien Tranche B Term Loan, 6.57%, 12/06/13	1,435,352

		7,183,890

TRANSPORTATION — LAND TRANSPORTATION — 0.1%
	SIRVA Worldwide, Inc.
439,585	Revolving Credit Loan Exit Finance, 3.71%, 05/12/12 (h)	197,813
1,769,851	Second Lien Term Loan, PIK, 12.00%, 05/12/15	176,985
798,943	Term Loan Exit Finance, 9.50%, 05/12/12	399,472

		774,270

UTILITY — 3.5%
	Bosque Power Co., LLC
7,458,921	Term Loan, 7.03%, 01/16/15	5,631,485
	Calpine Corp.
2,431,719	First Priority Term Loan, 4.10%, 03/29/14	2,122,684
	Coleto Creek Power, LP
319,857	First Lien Synthetic Letter of Credit, 3.97%, 06/28/13	248,423
5,445,435	First Lien Term Loan, 3.71%, 06/28/13	4,229,306
4,862,500	Second Lien Term Loan, 4.76%, 06/28/13	2,974,221
	Entegra TC, LLC
5,784,437	Third Lien Term Loan PIK, 7.22%, 10/19/15	1,626,873
	GBGH, LLC
4,059,718	Advance First Lien Term Loan, PIK, 11.50%, 08/07/13 (b) (d)	881,771
	Mach Gen, LLC
275,103	First Lien Synthetic Letter of Credit, 3.23%, 02/22/13	231,087
	Texas Competitive Electric Holdings Co., LLC
5,969,849	Initial Tranche B-2 Term Loan, 3.88%, 10/10/14 (e)	4,147,792

		22,093,642

WIRELESS COMMUNICATIONS — 1.5%
	Cricket Communications, Inc.
5,072,031	Term B Loan, 5.75%, 06/16/13	5,118,009
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
WIRELESS COMMUNICATIONS (continued)
	MetroPCS Wireless, Inc.
4,383,540	Tranche B Term Loan, 3.07%, 11/03/13	4,163,135

		9,281,144

	Total US Senior Loans (Cost $738,732,688)	391,133,641

Principal Amount
Foreign Denominated Senior Loans (a) — 15.7%
AUSTRALIA — 1.6%
AUD
	PBL Media Group Ltd.
2,790,881	Facility A Term Loan, 5.30%, 12/31/12	1,119,312
12,375,240	Facility B Tranche 1 Term Loan, 5.55%, 02/07/13	4,936,375
	SMG H5 Pty., Ltd.
9,646,982	Facility A Term Loan, 5.54%, 12/24/12	4,189,135

		10,244,822

AUSTRIA — 1.8%
EUR
	Sacher Funding Ltd.
16,674,181	Euro Term Loan, PIK, 7.23%, 05/14/14 (d)	11,210,684

DENMARK — 0.3%
EUR
	Nyco Holdings 3 ApS
2,000,000	Second Lien Facility D, 6.53%, 06/29/16	2,086,993

FRANCE — 2.3%
EUR
	Ypso Holding SA
76,823	Eur B (Acq) 1 Facility, 3.69%, 06/13/14	78,997
1,992,908	Eur B (Acq) 2 Facility, 3.69%, 06/13/14 (f)	2,049,297
3,241,557	Eur B (Recap) 1 Facility, 3.69%, 06/13/14 (f)	3,333,276
73,323	Eur B (Recap) 2 Facility, 3.69%, 06/13/14 (f)	75,397
2,594,626	Eur C (Acq) Facility, 3.94%, 12/31/15	2,653,424
6,101,269	Eur C (Recap) Facility, 3.94%, 12/31/15	6,282,712

		14,473,103

GERMANY — 0.8%
EUR
	Kabel Baden Wurttemburg GmbH & Co. KG
2,500,000	Second Lien Facility, 5.83%, 12/09/15	2,526,575
1,076,284	Term B Facility, 3.33%, 06/09/14	1,311,417

Principal Amount		Value ($)
GERMANY (continued)
EUR
	Kabel Baden Wurttemburg GmbH & Co. KG (continued)
1,076,284	Term C Facility, 3.83%, 06/09/15	1,309,672
	Schieder Mobel Holding, GmbH
484,213	Delayed Draw Term Loan, 15.44% (d)	75,392

		5,223,056

SPAIN — 1.2%
EUR
	Grupo Gasmedi, S.L.
1,610,342	Tranche B Term Loan, 3.67%, 08/11/14	1,709,517
1,610,342	Tranche C Term Loan, 4.17%, 08/11/15	1,709,517
3,166,667	Tranche E Second Lien Term Loan, 5.92%, 02/11/16	3,182,399
	Maxi PIX Sarl
2,661,375	Euro Term Loan, PIK, 9.26%, 05/31/16	649,814

		7,251,247

UNITED KINGDOM — 5.9%
EUR
	Dollar Financial UK Ltd.
2,686,585	UK Borrower Euro Term Loan, 4.53%, 10/30/12	3,118,232

GBP
	Airport Development & Investment Ltd.
3,131,600	Second Lien Facility, 5.54%, 04/07/11	2,322,920
	All3Media Intermediate Ltd.
714,753	Facility B1, 3.90%, 08/31/14	734,762
2,585,073	Facility C, 4.40%, 08/31/15	2,678,282
3,000,000	Facility D, 6.28%, 02/29/16	3,011,417
3,948,169	Mezzanine Loan, PIK, 11.24%, 08/31/16	4,010,943
	Henson No. 4 Ltd.
1,899,866	Facility B, 5.50%, 10/30/13	2,060,276
1,899,866	Facility C, 6.00%, 12/13/15	2,075,594
	Highland Acquisitions Ltd.
1,000,000	Facility B, 3.46%, 12/31/14	1,085,779
1,000,000	Facility C, 3.96%, 12/31/15	1,191,263
1,135,302	Mezzanine Facility, PIK, 11.33%, 12/29/16	791,786
	SunGard UK Holdings Ltd.
1,354,126	U.K. Term Loan, 3.40%, 02/28/14	1,932,469
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.20%, 10/31/12	3,653,409
3,125,000	Facility B, 3.70%, 10/31/13	3,653,409
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)
UNITED KINGDOM (continued)
GBP
	Trinitybrook PLC
750,000	Term Loan B1, 3.37%, 07/31/13	984,800
750,000	Term Loan C1, 3.87%, 07/31/14	989,117
	Virgin Media Investment Holdings Ltd.
1,750,000	C Facility, 4.19%, 03/04/13	2,331,236

		33,507,462

UNITED STATES — 1.8%
EUR
	Infor Enterprise Solutions Holdings, Inc.
3,900,000	Initial Euro Term Loan, 4.68%, 07/28/12	3,974,579

GBP
	Aramark Corp.
1,221,875	U.K. Term Loan, 3.81%, 01/26/14	1,792,992
	Knowledgepoint360 Group, LLC
1,599,584	U.K. First Lien Term Loan, 4.63%, 04/13/14	1,999,028
	PlayPower, Inc.
2,393,411	Tranche B Sterling Term Loan, 7.59%, 06/30/12	3,299,846

		7,091,866

	Total Foreign Denominated Senior Loans (Cost $161,271,162)	98,182,044

Principal Amount ($)
Asset-Backed Securities (i) (j) — 0.3%
	AB CLO, Ltd.
2,000,000	Series 2007-1A, Class C PIK, 2.98%, 04/15/21	80,000
	ACA CLO, Ltd.
4,800,000	Series 2006-2A, Class B, 1.83%, 01/20/21	288,000
1,000,000	Series 2007-1A, Class D, 3.48%, 06/15/22	65,000
	Babson CLO, Ltd.
1,005,981	Series 2007-1A, Class C, PIK, 2.36%, 01/18/21 (d)	40,239
1,006,986	Series 2007-2A, Class D, PIK, 2.83%, 04/15/21 (d)	20,140
	Cent CDO, Ltd.
1,000,000	Series 2007-14A, Class D, 2.43%, 04/15/21	72,500
1,000,000	Series 2007-15A, Class C, 3.56%, 03/11/21	72,000
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007-1A, Class D, 2.20%, 05/16/19	100,000

Principal Amount ($)		Value ($)
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 3.53%, 07/15/21	207,900
	Goldman Sachs Asset Management CLO, PLC,
1,036,103	Series 2007-1A, Class E, PIK, 6.03%, 08/01/22 (d)	28,493
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 2.59%, 04/17/21	59,500
	Gulf Stream Sextant CLO, Ltd.
1,013,186	Series 2007-1A, Class D, PIK, 3.72%, 06/17/21 (d)	40,527
	ING Investment Management
1,000,000	Series 2006-3A, Class C, 2.57%, 12/13/20	30,000
	Madison Park Funding Ltd.
3,000,000	Series 2007-5A, Class C, 2.11%, 02/26/21	177,000
	Navigator CDO, Ltd.
973,724	Series 2006-2A, Class D, 4.79%, 09/20/20 (d)	19,475
	Ocean Trails CLO
1,891,650	Series 2007-2A, Class D, 5.64%, 06/27/22	75,666
	PPM Grayhawk CLO, Ltd.
942,190	Series 2007-1A, Class D, 4.71%, 04/18/21	47,110
	Primus CLO, Ltd.
2,029,222	Series 2007-2A, Class E, PIK, 5.88%, 07/15/21 (d)	40,584
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 2.44%, 04/27/21	50,224
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 2.46%, 04/17/21	80,000

	Total Asset-Backed Securities (Cost $22,621,272)	1,594,358

Claims (k) — 0.0%
AEROSPACE — 0.0%
	Delta Air Lines, Inc.
2,000,000	Comair ALPA Claim	15,000
1,500,000	Delta ALPA Claim	11,250
	Northwest Airlines, Inc.
5,400,000	ALPA Trade Claim	4,374
2,914,735	Bell Atlantic Trade Claim	2,361
3,000,000	CIT Leasing Corp Trade Claim	2,430
5,000,000	EDC Trade Claims	4,050
9,587,700	Flight Attendant Claim	7,766
3,250,000	GE Trade Claim	2,633
5,690,250	IAM Trade Claim	4,609
6,250,000	Mesaba Trade Claim	5,063
6,322,050	Retiree Claim	5,121

		64,657

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Claims (continued)
UTILITY — 0.0%
	Mirant Corp.
3,000,000	03 Revolver	30,000
6,000,000	364 Day Revolver	60,000
7,000,000	California Claim Loan	70,000
2,500,000	Cleco Trade Claim	25,000

		185,000

	Total Claims (Cost $7,883,348)	249,657

Shares
Common Stocks (k) — 0.1%
BROADCASTING — 0.0%
152,363	Communications Corp. of America (b) (c)	—

TRANSPORTATION — LAND TRANSPORTATION — 0.1%
10,048	SIRVA Worldwide, Inc. (b)	466,026

UTILITY — 0.0%
121,313	Entegra TC, LLC	227,462

	Total Common Stocks (Cost $2,255,877)	693,488

Units
Warrants (k) — 0.0%
ENERGY — 0.0%
213,605	Value Creation, Inc., expires 01/28/14 (b)	—

213,605	Value Creation, Inc., expires 01/28/14 (b)	—

	Total Warrants (Cost $ —)	—

Total Investments — 78.4% (Cost of $932,764,347) (l)		491,853,188

Other Assets & Liabilities, Net — 21.6%		135,855,520

Net Assets — 100.0%		$627,708,708

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which Highland Floating Rate Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at May 31, 2009. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturirty may be substantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $48,646,662, or 7.7% of net assets, were fair valued as of May 31, 2009.

(c)	Affiliated issuer. Under Section2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the period ended May 31, 2009.

	Par Value	Shares at	Market Value
	at May 31,	May 31,	May 31,	August 31,
	2009	2009	2009	2008

ComCorp Broadcasting, Inc. (Senior Loans) *	$2,513,997	—	$1,373,396	$2,309,752
Communications Corp of America (Common Stock)	—	152,363	—	688,681

	$2,513,997	152,363	$1,373,396	$2,998,433

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(d)	The issuer is in default of its payment obligation. Income is not being accrued.

(e)	All or a portion of this position has not settled. Only the reference rate is in effect until settlement date.

(f)	Senior loan held on participation.

(g)	Fixed rate senior loan.

(h)	Senior loan assets had additional unfunded loan commitments. As of May 31, 2009, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded Loan
Borrower	Commitment
SIRVA Worldwide, Inc.	$794,671
Westgate Investments, LLC	3,949,780

$4,744,451

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at May 31, 2009.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Fund

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2009, these securities amounted to $1,594,358 or 0.3% of net assets.

(k)	Non-income producing security.

(l)	Cost for U.S. federal income tax purposes is $933,237,857. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$1,254,788
Gross unrealized depreciation	(442,639,457)

Net unrealized depreciation	$(441,384,669)

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
PIK	Payment-in-Kind

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great Britain Pound
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Cable/Wireless Video	3.5%
Financial	3.5%
Broadcasting	1.7%
Diversified Media	1.6%
Retail	1.5%
Healthcare	1.4%
Information Technology	0.9%
Consumer Durables	0.5%
Food/Tobacco	0.4%
Aerospace	0.4%
Telecommunications	0.3%

Total	15.7%

Forward foreign currency contracts outstanding as of May 31, 2009 were as follows:

		Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Sell	EUR	21,500,000	08/03/09	$(2,585,025)
Sell	EUR	9,200,000	11/10/09	(795,964)
Sell	GBP	7,150,000	08/03/09	(1,345,448)
Sell	GBP	16,820,000	11/10/09	(2,104,093)

				$(6,830,530)

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Fund’s Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgement of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgements and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Currency Contracts
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund since the forwards are not exchange traded, and there is not a clearinghouse who guarantees the forwards against default.
FAS 157
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):
In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements in interim and annual periods subsequent to initial recognition, expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets, but is not expected to result in any changes to the fair value measurements of the Fund’s investments. Adoption of FAS 157 requires the Fund to assume that the portfolio investment is sold in a principal market to a market participant, or in the absence of a principal market, the most advantageous market, which may be a hypothetical market.
The Fund has adopted FAS 157 as of September 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s NAV. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The levels of fair value inputs used to measure the Fund’s investments are characterized in accordance with the fair value hierarchy established by FAS 157. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy established under FAS 157 are described below:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Fund
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of May 31, 2009 is as follows:

Investments in Securities
(Market Value)	Total	Level 1	Level 2	Level 3
Portfolio Investments	$491,853,188	$185,000	$287,898,987	$203,769,201

Total	$491,853,188	$185,000	$287,898,987	$203,769,201

Other Financial Instruments
(Unrealized Depreciation)	Total	Level 1	Level 2	Level 3
Forward Foreign Currency Contracts	$(6,830,530)	$—	$(6,830,530)	$—

Total	$(6,830,530)	$—	$(6,830,530)	$—

The Fund did not have any liabilities that were measured at fair value on a recurring basis at May 31, 2009.
The table below sets forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended May 31, 2009.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments

Balance as of August 31, 2008	$293,124,904
Transfers in/(out) of Level 3	171,651,192
Net amortization/(accretion) of premium/(discount)	948,520
Net realized gains/(losses)	(35,578,754)
Net unrealized gains/(losses)	(173,941,755)
Net purchases/(sales) *	(52,434,906)

Balance as of May 31, 2009	$203,769,201

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.
The $182,573,859 of net unrealized losses presented in the table above relates to investments that are still held at May 31, 2009.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended May 31, 2009, $171,651,192 of the Fund’s portfolio investments was transferred to/from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
New Accounting Pronouncements
In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Floating Rate Fund
liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009 but the Fund has elected not to adopt FSP 157-4 early. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Fund’s financial statements.
Statement of Financial Accounting Standards No.165, “Subsequent Events” is effective with interim or annual financial periods ending after June 15, 2009. One of the primary objectives of this new Statement is to introduce the concept of the financial statements being available to be issued as a measurement date for evaluating subsequent events. This concept would pertain more to private companies. Entities that have an expectation of widely distributing its financial statements to shareholders, including public entities (RICs), shall evaluate subsequent events through the date that the financial statements are issued.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Highland Floating Rate Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date	7/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date	7/28/09

By (Signature and Title)*	/s/ M. Jason Blackburn M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary (principal financial officer)

Date	7/28/09

*	Print the name and title of each signing officer under his or her signature.